UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Jacobs
Title:    Chief Compliance Officer
Phone:    678-500-8620

Signature, Place, and Date of Signing:

      /s/ Paul Jacobs               Atlanta, GA                4-18-2012
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           54

Form 13F Information Table Value Total:  $   104,244
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.028-11964        	Aperio Group LLC

Consolidated Positions as of 3-31-12
                               Title of                                        Investment             Other    Voting
Name of Issuer                  Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
A T & T Corp			Common	00206R102    213,269.67	   6,829	Shared-Other            1      None
Abbott Laboratories		Common	002824100    376,565.76	   6,144	Shared-Other            1      None
Adobe Systems Inc		Common	00724F101    319,391.79	   9,309	Shared-Other            1      None
Amazon.com Inc			Common	023135106    203,522.55	   1,005	Shared-Other            1      None
Apple Inc			Common	037833100      1,798.65	       3	Full Discretion/Sole    N/A    Sole
Apple Inc			Common	037833100  1,486,284.45	   2,479	Shared-Other            1      None
Berkshire Hathaway Inc Del Cl	Common	084670702  3,314,977.50	  40,850	Full Discretion/Sole    N/A    Sole
BP Plc Adr			Common	055622104    405,270.00	   9,006	Shared-Other            1      None
Broadcom Corp Cl A		Common	111320107    217,171.80	   5,526	Shared-Other            1      None
CH Robinson Worldwide Inc	Common	12541W209    531,320.37	   8,113	Shared-Other            1      None
ChevronTexaco			Common	166764100    436,880.75	   4,075	Shared-Other            1      None
Coca Cola Company		Common	191216100    498,975.42	   6,742	Shared-Other            1      None
Colgate-Palmolive Co		Common	194162103  5,469,715.42	  55,939	Full Discretion/Sole    N/A    Sole
Comerica Incorporated		Common	200340107    247,748.16	   7,656	Shared-Other            1      None
Costco				Common	22160K105    237,714.40	   2,618	Shared-Other            1      None
Deere & Co			Common	244199105    246,987.70	   3,053	Shared-Other            1      None
DJ Wilshire REIT		Common	78464A607    327,120.87	   4,618.39	Full Discretion/Sole    N/A    Sole
Ebay Inc			Common	278642103    230,809.50	   6,255	Shared-Other            1      None
Exxon Mobil Corporation		Common	30231G102     30,962.61	     357	Full Discretion/Sole    N/A    Sole
Exxon Mobil Corporation		Common	30231G102  1,033,474.68	  11,916	Shared-Other            1      None
Family Dollar Stores		Common	307000109    435,556.24	   6,883	Shared-Other            1      None
FNB United Corp			Common	302519202  1,770,937.50	  93,750	Full Discretion/Sole    N/A    Sole
Ford Motor Company		Common	345370860    146,593.73	  11,751	Shared-Other            1      None
General Electric Company	Common	369604103    493,079.76	  24,568	Shared-Other            1      None
Genworth Financial Inc		Common	37247D106    102,760.32	  12,351	Shared-Other            1      None
Goldman Sachs Group Inc		Common	38141G104    271,250.97	   2,181	Shared-Other            1      None
Google Inc			Common	38259P508    347,552.08	     542	Shared-Other            1      None
Intel Corp			Common	458140100    349,694.38	  12,438	Shared-Other            1      None
Intl Business Machines		Common	459200101    632,418.15	   3,031	Shared-Other            1      None
iShares MSCI All Country Asia	Common	464288182    224,932.68	   3,985.34	Full Discretion/Sole    N/A    Sole
iShares MSCI Australia Index	Common	464286103  3,061,955.01	 130,240.54	Full Discretion/Sole    N/A    Sole
iShares MSCI Canada Index	Common	464286509    272,492.73	   9,615.13	Full Discretion/Sole    N/A    Sole
iShares MSCI Japan Idx Fd	Common	464286848  5,403,897.08	 531,095.53	Full Discretion/Sole    N/A    Sole
iShares Russell 2000 Index	Common	464287655    485,053.52	   5,857.43	Full Discretion/Sole    N/A    Sole
iShares Russell 2000 Value Ind	Common	464287630    238,229.86	   3,264.76	Full Discretion/Sole    N/A    Sole
iShares S&P 500 Index		Common	464287200 23,168,062.66	 164,068.14	Full Discretion/Sole    N/A    Sole
iShares S&P Europe 350 Index	Common	464287861  1,969,963.47	  52,743.33	Full Discretion/Sole    N/A    Sole
iShares S&P North American Nat	Common	464287374    564,645.59	  14,323.84	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Index	Common	464287804  8,820,764.01	 115,591.19	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Value	Common	464287879  7,013,771.63	  89,267.81	Full Discretion/Sole    N/A    Sole
Johnson & Johnson		Common	478160104  1,011,364.68	  15,333	Full Discretion/Sole    N/A    Sole
Johnson & Johnson		Common	478160104    185,413.56    2,811	Shared-Other            1      None
Kellogg Company			Common	487836108    286,652.35	   5,345	Full Discretion/Sole    N/A    Sole
Leggett & Platt Inc		Common	524660107    238,728.75	  10,375	Shared-Other            1      None
Microsoft Corp			Common	594918104    162,049.12    5,024	Full Discretion/Sole    N/A    Sole
Microsoft Corp			Common	594918104    209,076.91    6,482	Shared-Other            1      None
National Oilwell Varco		Common	637071101    304,370.10	   3,830	Shared-Other            1      None
Oracle Corp			Common	68389X105    260,398.80	   8,930	Shared-Other            1      None
Pfizer Incorporated		Common	717081103    414,335.57	  18,297	Shared-Other            1      None
Philip Morris International In	Common	718172109    368,263.16	   4,156	Shared-Other            1      None
PNC Financial Services Group	Common	693475105    385,456.73	   5,977	Shared-Other            1      None
Prudential Financial Inc	Common	744320102    237,712.50	   3,750	Shared-Other            1      None
Qualcomm Inc			Common	747525103    309,400.76	   4,546	Shared-Other            1      None
SPDR S&P 500			Common	78462F103 26,865,021.29	 190,789.16	Full Discretion/Sole    N/A    Sole
Time Warner Inc			Common	887317105     53,831.50	   1,426	Full Discretion/Sole    N/A    Sole
Time Warner Inc			Common	887317105    181,200.00    4,800	Shared-Other            1      None
Wellpoint Hlth Ntwks New	Common	94973V107    358,003.80	   4,851	Shared-Other            1      None
Wells Fargo & Co		Common	949746101    261,853.80	   7,670	Shared-Other            1      None
Yum Brands Inc			Common	988498101    547,303.02	   7,689	Shared-Other            1      None